Income Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Net operating loss carryforward	$ 1,065,588	$ 418,712	$ 607,866	$ 322,868
Hong Kong [Member]
Income tax rate	16.50%	16.50%
PRC [Member]
Income tax rate	25.00%	25.00%